Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Inventories

11.  Inventories

US$ thousand	March 31, 2023	December 31, 2022
Current
Supplies and consumables	$14,154	$12,595
Work in progress	129	670
Finished goods	7,132	9,774
Total current	$21,415	$23,039

Non-current
Supplies and consumables	$334	$354
Total non-current	$334	$354
Total	$21,749	$23,393

The cost of inventories recognized as an expense within cost of goods sold during the three months ended March 31, 2023 was $10,041 thousand (2022: $6,569 thousand).

All inventories are valued at the lower of cost or net realizable value. At 2023 all inventory is measured at cost (2022: at cost).

Non-current inventories are not expected to be utilized or sold within 12 months, based on historical usage, and are therefore classified as non-current inventory.

11.	Inventories

US$ thousand	2022	2021
Current
Supplies and consumables(1)	12,595	9,593
Work in progress	670	1,013
Finished goods	9,774	14,248
Total current	23,039	24,854

Non-current
Supplies and consumables(1)	354	431
Total non-current	354	431
Total	23,393	25,285
(1)	Net reversal of the write down of inventories for obsolete and slow moving stock of $1,580 thousand for the year (2021: $165 thousand).

The cost of inventories recognized as an expense within cost of goods sold during the year was $28,204 thousand (2021: $34,897 thousand).

The inventory write off recognised as an expense during the year was $715 thousand (2021: $nil).

All inventories are valued at the lower of cost or net realizable value. At 2022 all inventory is measured at cost (2021: at cost).

Non-current inventories are not expected to be utilized or sold within 12 months, based on historical usage, and are therefore classified as non-current inventory.

11.	Inventories

			January 1,
US$thousand	2021	2020	2020
Current
Supplies and consumables(1)	9,593	7,551	5,786
Work in progress	1,013	2,236	3,783
Finished goods	14,248	6,802	5,032
Total current	24,854	16,589	14,601

			Junuary 1,
US$thousand	2021	2020	2020
Non-current
Supplies and consumables(1)	431	565	518
Total non-current	431	565	518
Total	25,285	17,154	15,119
(1)	Net reversal of the write down of inventories for obsolete and slow moving stock of $165 thousand for the year (2020: write down of $228 thousand; January 1, 2020: reversal of write down of $30 thousand).

The cost of inventories recognized as an expense within cost of goods sold during the year was $34,897 thousand (2020: $33,356 thousand).

All inventories are valued at the lower of cost or net realizable value. At 2021 all inventory is measured at cost (2020: at cost).

Non-current inventories are not expected to be utilized or sold within 12 months, based on historical usage, and are therefore classified as non-current inventory.